SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended					12 Months Ended
	Oct. 01, 2018	Oct. 01, 2017 $ / shares shares	Sep. 06, 2017 ₪ / shares shares	Aug. 14, 2017 USD ($) shares	Oct. 31, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Aug. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 shares	Apr. 01, 2015 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2019 shares	Sep. 28, 2017 $ / shares	Apr. 30, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term										5 years
Ordinary shares available for future option grants										468,284
Number of shares issued under private placement				200,803
Value of shares issued under private placement | $				$ 400							$ 188	$ 400
Reverse split			one-for-three
Weighted average grant-date fair value of options granted | $ / shares												$ 1.67
Total compensation cost related to options granted | $										47	$ 90	$ 1
Total unrecognized compensation cost related to non-vested share-based compensation arrangements | $										$ 33
Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share purchase price | $ / shares										$ 1.14
Conversion ratio										1.00
Beneficial ownership limitation										9.99%
Alpha Capital Anstalt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under private placement						175,439
Value of shares issued under private placement | $						$ 188
Alpha Capital Anstalt [Member] | Convertible preferred shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under private placement					1,315,789
Value of shares issued under private placement | $					$ 1,353
Options to non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares										$ 2.64
Options granted										26,667
Exercise of stock options, shares
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance										482,319					26,667
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance										183,333
Expiration date of options										Jul. 31, 2026
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee										50,000
2003 Israeli Share Option Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		116,667
Vesting term		4 years
Vesting percentage	25.00%	12.50%
Expiration date of options		Oct. 01, 2027
Exercise price per share | $ / shares		$ 4.5												$ 2.16
Percentage of current shareholders		50.00%
Percentage of unvested options		50.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nominal value per share | ₪ / shares			₪ 0.01
Number of outstanding ordinary shares			3,118,884
Minimum [Member] | Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion price | $ / shares										$ 0.10
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nominal value per share | ₪ / shares			₪ 0.03
Number of outstanding ordinary shares			9,356,652
Vexigo Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of debt converted into shares | $							$ 1,220
Amount of debt converted into shares to warrants, shares							400,000
Warrant exercise price | $ / shares							$ 3
Warrant term							5 years
Exercise of stock options, shares								20,767
Vexigo Ltd [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of entity''s outstanding ordinary shares acquired									2.00%
Number of shares called by warrants									31,151
Warrant exercise price | $ / shares									$ 2.88
Warrant term									5 years
Vexigo Ltd [Member] | Former Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by warrants													318,085
Alpha Capital Anstalt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under private placement										692,983
Value of shares issued under private placement | $										$ 790,000